DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	$ 99.8	$ 102.5
Deferred tax liabilities	(55.9)	(62.3)
Deferred tax assets, net	43.9	40.2
Property, plant and equipment
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	5.2	4.0
Deferred tax liabilities	0.0	(0.5)
Intangible assets
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	21.5	19.8
Deferred tax liabilities	(55.5)	(59.8)
Provisions and other payables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	11.1	11.7
Tax losses carry forward
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	43.2	51.5
Other
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	18.8	15.5
Deferred tax liabilities	$ (0.4)	$ (2.0)